Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 3. Fair Value Measurements

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets.

Level 2 - Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities, and observable inputs other than quoted prices such as interest rates or yield curves.

Level 3 - Unobservable inputs reflecting management’s view about the assumptions that market participants would use in pricing the asset or liability.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The carrying values of the Company’s accounts receivable, unbilled revenue, prepaid expenses and other current assets, other assets, accounts payable, transaction costs, accrued expenses and other current liabilities and cumulative mandatorily redeemable common and preferred stock liability approximate their fair values based on the instrument’s relative short-term nature.

As of June 30, 2026, the Company does not have any outstanding convertible notes payable or related party loan payable, as these instruments were either converted or settled during the year ended December 31, 2025 other than related party note payable related to Dolma Impact Fund I (“Dolma”) amounting $ 300 thousand, which were reclassified from a convertible note to a related party note payable on demand. Accordingly, no fair value estimation is required for such instruments as of the reporting date. As of December 31, 2025, the estimated fair values of these instruments approximated their carrying values due to their relatively short maturities.

Financial Instruments Recorded at Fair Value

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at June 30, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	-	-	72	72
Forward Purchase derivative liability	-	-	8,084	8,084
	$-	$-	$8,156	$8,156

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	-	-	121	121
Forward purchase Derivative liability	-	-	9,692	9,692
	$-	$-	$9,813	$9,813

Warrant Liabilities

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2024	$945
Change in fair value of warrant liabilities	$26
Balance as of March 31, 2025	$971
Change in fair value of warrant liabilities	(122)
Balance as of June 30, 2025	$849

Amount
Balance as of December 31, 2025	$121
Change in fair value of warrant liabilities	$(59)
Balance as of March 31, 2026	$62
Change in fair value of warrant liabilities	10
Balance as of June 30, 2026	$72

Forward Purchase Derivative Liability

The forward purchase derivative liability was recognized at Closing on October 22, 2025. The fair value as of June 30, 2026 was $8,084 thousand. The following table presents a reconciliation of the Forward Purchase Derivative Liability (in thousands):

Amount
Balance as of December 31, 2025	9,692
Change in fair value of forward purchase derivative liabilities	(1,588)
Balance as of March 31, 2026	8,104
Change in fair value of forward purchase derivative liabilities	(20)
Balance as of June 30, 2026	8,084

The fair value of the forward purchase derivative liability was estimated using a Monte Carlo simulation approach. The key assumptions used in valuation as of June 30, 2026: a risk-free rate of 4.14%, a valuation term of 2.32 years, and annualized volatility of 65.0%, whereas key assumptions used in valuation as of December 31, 2025: a risk-free rate of 3.53%, a valuation term of 2.81 years, and annualized volatility of 65.0%. The Company’s common share price was simulated with daily time steps for a range of various possible scenarios. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. The simulated prices were compared against the settlement adjustment features of the Forward Purchase Agreements. Under each simulated scenario of future stock price, the Company calculated the value of the forward purchase derivative liability arrangement. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the forward purchase derivative liability.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Convertible notes payable

The following table shows the change in the fair value of the Convertible Notes measured at Fair Value (in thousands):

	Related party Convertible Note payable at fair value	January 2024 Convertible Notes	Total
Balance as of December 31, 2024	$6,524	$8,986	$15,510
Change in fair value of related party convertible note, convertible notes at fair value	(548)	(994)	(1,542)
Balance as of March 31, 2025	$5,976	$7,992	$13,968
Change in fair value of related party convertible note, convertible notes at fair value	1,804	1,178	2,982
Balance as of June 30, 2025	$7,780	$9,170	$16,950

Balance as of December 31, 2025	$-	$-	$-
Change in fair value of related party convertible note, convertible notes at fair value	-	-	-
Balance as of March 31, 2026
Change in fair value of related party convertible note, convertible notes at fair value
Balance as of June 30, 2026	$-	$-	$-

Common Stock Warrant Liability

The Company estimates the fair value of the common stock warrant liability (refer to “Note 5 – Debt “) using an option pricing model and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for fair value of the underlying common stock expected volatility, expected life, dividends, and risk-free interest rate.

The warrant liability is classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar. The warrant liabilities are measured using a Black-Scholes Model. The fair value of the warrant liability as of June 30, 2026 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 4.31%, a stock price of $1.05, a term of 7.16 years, and annualized volatility of 65.0%. The fair value of the warrant liability as of December 31, 2025 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 3.99%, a stock price of $1.65, a term of 7.65 years, and annualized volatility of 62.0%.

Related Party Convertible Note payable at Fair Value and Convertible Notes at Fair Value

The Company accounts for certain short-term debt (also refer to “Note  5 - Debt “) under the fair value option. At the issuance date of the Convertible Notes at Fair Value, the Company determined that the fair value approximated the principal amount.

In connection with the consummation of the business combination on October 22, 2025, which was accounted for as a reverse recapitalization, each convertible note of Legacy Fusemachines Inc. , including both related party and other convertible notes, that was issued and outstanding immediately prior to the closing was converted into an aggregate of 8,048,770 shares of Legacy Fusemachines Inc. common stock in accordance with the respective convertible note agreements. Immediately following such conversion, all such shares of Legacy Fusemachines common stock were exchanged for shares of Fusemachines Inc. common stock based on the Exchange Ratio specified in the Merger Agreement. As a result of the foregoing, no convertible notes or related party notes payable remained outstanding as of June 30, 2026 and December 31, 2025 other than related party note payable to Dolma $ 300 thousand.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when an impairment is recognized. These assets include property and equipment and amortizable intangible assets.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Note 3. Fair Value Measurements

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets.

Level 2 - Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities, and observable inputs other than quoted prices such as interest rates or yield curves.

Level 3 - Unobservable inputs reflecting management’s view about the assumptions that market participants would use in pricing the asset or liability.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The carrying values of the Company’s accounts receivable, unbilled revenue, prepaid expenses and other current assets, other assets, accounts payable, transaction costs, accrued expenses and other current liabilities and cumulative mandatorily redeemable common and preferred stock liability approximate their fair values based on the instrument’s relative short-term nature.

As of December 31, 2025, the Company does not have any outstanding convertible notes payable or related party loan payable, as these instruments were either converted or settled during the year other than related party note payable related to Dolma Impact Fund I (“Dolma”) amounting $300 thousand, which were reclassified from a convertible note to a related party note payable on demand. Accordingly, no fair value estimation is required for such instruments as of the reporting date. As of December 31, 2024, the estimated fair values of these instruments approximated their carrying values due to their relatively short maturities.

Financial Instruments Recorded at Fair Value

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	-	-	$121	$121
Forward Purchase derivative liability (Refer Note 21. Forward Purchase agreement)	-	-	$9,692	$9,692
	$-	$-	$9,813	$9,813

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)	$-	$-	$6,524	$6,524
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)	-	-	$8,986	$8,986
Warrant liability	-	-	$945	$945
	$-	$-	$16,455	$16,455

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Warrant Liabilities

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2023	$430
Change in fair value of warrant liabilities	515
Balance as of December 31, 2024	$945

Amount
Balance as of December 31, 2024	$945
Change in fair value of warrant liabilities	$(824)
Balance as of December 31, 2025	$121

Forward Purchase Derivative Liability

The forward purchase derivative liability was recognized at Closing on October 22, 2025. The fair value as of December 31, 2025, was $9,692 thousand. The following table presents a reconciliation of the Forward Purchase Derivative Liability (in thousands):

Amount
Balance as of December 31, 2024	Nil
Forward purchase derivative recognized in connection with the merger on October 22, 2025	8,616
Change in fair value of forward purchase derivative liabilities	1,076
Balance as of December 31, 2025	9,692

The fair value of the forward purchase derivative liability was estimated using a Monte Carlo simulation approach. The key assumptions used in valuation as of December 31, 2025: a risk-free rate of 3.53%, a valuation term of 2.81 years, and annualized volatility of 65.0%. The Company’s common share price was simulated with daily time steps for a range of various possible scenarios. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. The simulated prices were compared against the settlement adjustment features of the Forward Purchase Agreements. Under each simulated scenario of future stock price, the Company calculated the value of the forward purchase derivative liability arrangement. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the forward purchase derivative liability.

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at Closing

Equity volatility	65%

Convertible notes payable and forward purchase derivative liability

The following table shows the change in the fair value of the Convertible Notes measured at Fair Value and forward purchase derivative liability (in thousands):

	Related party Convertible Note payable at fair value	January 2024 Convertible Notes	Forward Purchase Derivative Liability
Balance as of December 31, 2023	$3,764	$-	-
Issuance of convertible notes at fair value	-	$6,500	-
Gain on extinguishment of debt recorded as a capital transaction	(343)	-	-
Change in fair value of related party note and convertible notes at fair value	3,103	2,486	-
Balance as of December 31, 2024	$6,524	$8,986	-

Balance as of December 31, 2024	$6,524	$8,986
Forward purchase derivative recognized in connection with the merger on October 22, 2025			8,616
Change in fair value of Related Party Convertible note, Convertible Notes at Fair Value and Forward Purchase derivative liability	(2,056)	(3,664)	1,076
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)	(4,168)	(5,322)	-
Reclassification from convertible note payable*	(300)
Balance as of December 31, 2025	$-	$-	$9,692

*	In connection with the Business Combination on October 22, 2025, all outstanding convertible notes, including both related party and third-party balances, were converted into equity in accordance with their respective terms. Accordingly, no convertible notes remained outstanding as of December 31, 2025, except for the note related to Dolma Impact Fund I (“Dolma”) amounting to $300 thousand, which was reclassified from a convertible note to a related party note payable on demand.

Common Stock Warrant Liability

The Company estimates the fair value of the common stock warrant liability (refer to “Note 10 – Long-term Debt”) using an option pricing model and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for fair value of the underlying common stock expected volatility, expected life, dividends, and risk-free interest rate.

The warrant liability is classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar. The warrant liabilities are measured using a Black-Scholes Model. The fair value of the warrant liability as of December 31, 2025 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 3.99%, a stock price of $1.65, a term of 7.65 years, and annualized volatility of 62.0%. The fair value of the warrant liability as of December 31, 2024 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 4.5%, a stock price of $7.48, a term of 8.65 years, and annualized volatility of 65.0%.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Related Party Note payable at Fair Value and Convertible Notes at Fair Value

The Company accounts for certain long-term debt (also refer to “Note 10 - Long-term Debt”) under the fair value option. At the issuance date of the Convertible Notes at Fair Value, the Company determined that the fair value approximated the principal amount.

The measurement of fair value of the Convertible Notes at Fair Value as of December 31,2024 was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used a scenario-based analysis to incorporate estimates and assumptions concerning the Company’s prospects and market indications into a model to estimate the value of the Convertible Notes at Fair Value. The most significant estimates and assumptions used as inputs are those concerning timing, probability of possible scenarios for conversion or settlement of the Convertible Notes at Fair Value. The Convertible Notes at Fair Value are classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar

In connection with the consummation of the business combination on October 22, 2025, which was accounted for as a reverse recapitalization, each convertible note of Legacy Fusemachines, including both related party and other convertible notes, that was issued and outstanding immediately prior to the closing was converted into an aggregate of 8,048,770 shares of Legacy Fusemachines common stock in accordance with the respective convertible note agreements. Immediately following such conversion, all such shares of Legacy Fusemachines common stock were exchanged for shares of Fusemachines Inc. common stock based on the Exchange Ratio specified in the Merger Agreement. As a result of the foregoing, no convertible notes or related party notes payable remained outstanding as of December 31, 2025 other than related party note payable related to Dolma Impact Fund I (“Dolma”) amounting $300 thousand.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when an impairment is recognized. These assets include property and equipment and amortizable intangible assets.

The following table sets forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2024:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount rate
SPAC transaction	4/3/2025	75%	54%
Maturity	2/28/2026	10%	54%
Default feature	NA	15%	54%

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount rate
SPAC transaction	4/3/2025	75%	45%
Maturity	7/12/2025	10%	45%
Default feature	7/12/2025	15%	45%

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements